Operating Lease Assets - Schedule of Operating Lease Assets (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2008
Operating Lease Assets [Abstract]
Right-of-use (“ROU”) assets, gross	$ 603,942		$ 603,942		$ 603,942
Change in right-of-use (“ROU”) assets, gross amount	(13,243)	$ 3,945		$ (23,943)	(47,138)	$ 215,851
Change in right-of-use (“ROU”) assets, gross percentage	(13,243)	$ 3,945		$ (23,943)	(47,138)	215,851
Depreciation	(546,933)		(546,933)		(434,997)
Change in depreciation, amount			$ (111,936)		(603,942)	(603,942)	$ (233,683)
Change in depreciation, percentage			25.73%				11608.00%
Right-of-use (“ROU”) assets, net	$ 57,009		$ 57,009		$ 168,945	$ 402,628
Change in right-of-use (“ROU”) assets, net amount			$ (111,936)				$ (233,683)
Change in right-of-use (“ROU”) assets, net percentage			66.26%				(5804.00%)